Share-Based Payment - Schedule of Share-Based Payment (Details)		12 Months Ended
		Dec. 31, 2025 ₪ / shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2023 ₪ / shares
Schedule of Share-Based Payment [Abstract]
Number of options, Outstanding beginning balance		1,763,854	1,805,230	1,826,519
Weighted average of the exercise price Outstanding beginning balance		₪ 5.54	₪ 5.55	₪ 5.74
Number of options, Granted	[1]		194,500	291,000
Weighted average of the exercise price, Granted	[1]		₪ 0.47	₪ 1.021
Number of options, Forfeited		(253,001)	(235,876)	(312,289)
Weighted average of the exercise price, Forfeited		₪ 1.87	₪ 1.82	₪ 2.59
Number of options, Exercised	[1]
Weighted average of the exercise price, Exercised	[1]
Number of options, Outstanding ending balance		1,510,853	1,763,854	1,805,230
Weighted average of the exercise price, Outstanding ending balance		₪ 5.98	₪ 5.54	₪ 5.55
Number of options, Exercisable		1,315,970	1,227,722	982,967
Weighted average of the exercise price, Exercisable		₪ 6.69	₪ 7.43	₪ 7.98

[1]	Excluding grant of 900,000 RSUs to the Company’s CEO during 2023.